Schedule of Investments (unaudited)
May 31, 2025
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 78.7%
Communication Services — 11.3%
Diversified Telecommunication Services — 4.7%
AT&T Inc., Senior Notes	2.250%	2/1/32	$1,360,000	$1,154,342
AT&T Inc., Senior Notes	2.550%	12/1/33	420,000	345,586
AT&T Inc., Senior Notes	5.350%	9/1/40	10,000	9,497
AT&T Inc., Senior Notes	5.550%	8/15/41	240,000	232,158
AT&T Inc., Senior Notes	4.350%	6/15/45	352,000	284,865
AT&T Inc., Senior Notes	3.500%	9/15/53	620,000	412,426
AT&T Inc., Senior Notes	3.800%	12/1/57	6,730,000	4,611,985
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	490,000	423,321
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	780,000	665,191
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	640,000	567,039
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	1,284,000	1,095,542
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	1,890,000	1,812,014
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	130,000	121,793
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	1,204,000	1,159,157
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,160,000	1,138,298
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	1,600,000	1,103,441
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	10,000	6,076
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	2,360,000	1,650,870
Verizon Communications Inc., Senior Notes	3.875%	3/1/52	1,230,000	893,436
Total Diversified Telecommunication Services				17,687,037
Entertainment — 0.5%
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	320,000	310,278
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	270,000	251,478
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	850,000	721,577
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	130,000	93,571
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	890,000	577,282
Total Entertainment				1,954,186
Media — 4.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	129,000	128,984
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	490,000	483,931
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	910,000	914,418
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	540,000	498,319
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,620,000	1,493,687
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	290,000	200,710
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	385,223
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	910,000	764,960
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	$2,150,000	$1,731,092
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	910,000	704,284
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	1,270,000	838,988
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	90,000	73,727
Comcast Corp., Senior Notes	4.150%	10/15/28	390,000	387,519
Comcast Corp., Senior Notes	4.250%	10/15/30	2,390,000	2,355,002
Comcast Corp., Senior Notes	4.000%	8/15/47	10,000	7,545
Comcast Corp., Senior Notes	3.969%	11/1/47	600,000	450,232
Comcast Corp., Senior Notes	2.800%	1/15/51	1,580,000	926,211
Comcast Corp., Senior Notes	2.887%	11/1/51	1,180,000	700,926
Comcast Corp., Senior Notes	2.937%	11/1/56	1,194,000	683,446
Fox Corp., Senior Notes	5.576%	1/25/49	920,000	844,678
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	50,000	50,358
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,510,000	1,609,994
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,150,000	1,076,054
Total Media				17,310,288
Wireless Telecommunication Services — 1.5%
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	540,000	478,484
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	2,350,000	2,185,082
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	1,690,000	1,449,552
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	270,000	234,249
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,390,000	994,917
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	680,000	442,606
Total Wireless Telecommunication Services				5,784,890

Total Communication Services				42,736,401
Consumer Discretionary — 3.7%
Automobiles — 0.4%
General Motors Co., Senior Notes	6.600%	4/1/36	350,000	361,579
General Motors Co., Senior Notes	5.150%	4/1/38	220,000	198,765
General Motors Co., Senior Notes	6.250%	10/2/43	660,000	628,292
General Motors Co., Senior Notes	5.200%	4/1/45	260,000	216,359
Total Automobiles				1,404,995
Broadline Retail — 0.9%
Amazon.com Inc., Senior Notes	3.100%	5/12/51	3,930,000	2,605,143
Amazon.com Inc., Senior Notes	2.700%	6/3/60	1,100,000	617,417
Total Broadline Retail				3,222,560
Hotels, Restaurants & Leisure — 2.0%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,900,000	2,896,372
McDonald’s Corp., Senior Notes	3.625%	9/1/49	2,510,000	1,791,559
Sands China Ltd., Senior Notes	5.125%	8/8/25	1,320,000	1,320,202
Sands China Ltd., Senior Notes	2.300%	3/8/27	950,000	905,240
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2025 Quarterly Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Sands China Ltd., Senior Notes	2.850%	3/8/29	$570,000	$517,271
Total Hotels, Restaurants & Leisure				7,430,644
Specialty Retail — 0.4%
Home Depot Inc., Senior Notes	4.950%	9/15/52	1,930,000	1,711,582

Total Consumer Discretionary				13,769,781
Consumer Staples — 1.8%
Tobacco — 1.8%
Altria Group Inc., Senior Notes	4.800%	2/14/29	4,000	4,016
Altria Group Inc., Senior Notes	2.450%	2/4/32	840,000	713,247
Altria Group Inc., Senior Notes	3.400%	2/4/41	920,000	666,023
Altria Group Inc., Senior Notes	3.700%	2/4/51	2,550,000	1,722,484
BAT Capital Corp., Senior Notes	7.750%	10/19/32	2,430,000	2,775,325
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,130,000	1,065,831

Total Consumer Staples				6,946,926
Energy — 13.3%
Oil, Gas & Consumable Fuels — 13.3%
BP Capital Markets America Inc., Senior Notes	3.001%	3/17/52	3,160,000	1,932,387
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	2,100,000	1,875,700 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	886,000	743,556 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	340,000	326,352 (a)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	70,000	69,718 (a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	2,250,000	2,215,528
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,022,000	1,025,199
Devon Energy Corp., Senior Notes	4.500%	1/15/30	350,000	341,185
Devon Energy Corp., Senior Notes	5.600%	7/15/41	750,000	673,346
Devon Energy Corp., Senior Notes	4.750%	5/15/42	660,000	532,755
Devon Energy Corp., Senior Notes	5.000%	6/15/45	680,000	549,104
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	450,000	406,353
Ecopetrol SA, Senior Notes	5.875%	11/2/51	4,550,000	2,945,462
Energy Transfer LP, Senior Notes	5.250%	4/15/29	180,000	182,800
Energy Transfer LP, Senior Notes	3.750%	5/15/30	1,550,000	1,467,142
Energy Transfer LP, Senior Notes	6.250%	4/15/49	200,000	190,584
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	950,000	943,432
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	1,280,000	1,189,028
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	210,000	147,089
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	1,620,000	1,576,206 (b)
EOG Resources Inc., Senior Notes	4.950%	4/15/50	3,420,000	2,954,749
EQT Corp., Senior Notes	7.000%	2/1/30	2,250,000	2,409,445
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	530,000	424,516
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	1,750,000	1,416,353
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	5,260,000	4,421,681 (a)
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,420,000	1,396,660
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	1,880,000	1,823,706
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	600,000	646,223
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	200,000	220,056
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	$200,000	$196,754
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	830,000	589,367
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	2,290,000	1,516,628
Pertamina Persero PT, Senior Notes	5.625%	5/20/43	2,130,000	1,966,960 (a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,480,000	1,288,318
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,820,000	1,362,056 (a)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,100,000	738,618
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	307,000	207,738
Shell Finance US Inc., Senior Notes	4.550%	8/12/43	880,000	757,134
Shell Finance US Inc., Senior Notes	3.250%	4/6/50	880,000	583,244
Targa Resources Corp., Senior Notes	6.250%	7/1/52	250,000	239,024
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	150,000	146,349
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	1,600,000	1,460,785 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	530,000	494,053
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	1,130,000	833,157
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	1,610,000	1,531,190
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	120,000	97,477
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	10,000	11,924
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	970,000	849,839

Total Energy				49,916,930
Financials — 24.1%
Banks — 16.2%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,850,000	1,849,530 (a)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	600,000	594,582 (b)
Bank of America Corp., Senior Notes	5.000%	1/21/44	1,050,000	968,522
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	7,280,000	6,314,577 (b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	2,840,000	2,504,129 (b)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	3,320,000	3,095,282 (b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	1,330,000	1,325,160 (b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	2,910,000	2,675,996 (a)(b)
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	600,000	597,293 (a)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	2,530,000	2,519,057 (a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	910,000	1,120,885
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	680,000	609,341 (b)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	6,760,000	6,648,037 (b)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,330,000	1,324,738
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	170,000	141,087
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	1,280,000	1,278,388
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	1,070,000	983,412 (a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	1,240,000	1,231,156 (a)(b)
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	2,220,000	2,130,969 (b)
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2025 Quarterly Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	$1,640,000	$1,480,496 (b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	1,120,000	729,804 (b)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	380,000	291,524 (b)
JPMorgan Chase & Co., Senior Notes (4.032% to 7/24/47 then 3 mo. Term SOFR + 1.722%)	4.032%	7/24/48	1,610,000	1,266,816 (b)
JPMorgan Chase & Co., Senior Notes (4.912% to 7/25/32 then SOFR + 2.080%)	4.912%	7/25/33	6,445,000	6,389,454 (b)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	430,000	388,803
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	430,000	391,659 (b)
NatWest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	1,100,000	1,106,907 (b)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	950,000	977,699 (b)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	500,000	435,693 (a)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	270,000	278,880 (b)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	5,657,000	4,661,906 (b)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	2,140,000	2,168,093 (b)
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,010,000	840,481
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	1,720,000	1,469,018
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	190,000	150,535
Total Banks				60,939,909
Capital Markets — 5.1%
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	1,520,000	1,317,443
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	1,120,000	779,235 (b)
Goldman Sachs Group Inc., Senior Notes (3.436% to 2/24/42 then SOFR + 1.632%)	3.436%	2/24/43	1,810,000	1,338,893 (b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	880,000	871,070 (b)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	900,000	968,452
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	880,000	775,728
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	1,310,000	1,195,499 (b)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	5,460,000	5,841,294 (b)
UBS Group AG, Senior Notes (3.126% to 8/13/29 then 3 mo. USD LIBOR + 1.468%)	3.126%	8/13/30	1,970,000	1,841,616 (a)(b)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	3,660,000	3,548,291 (a)(b)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	730,000	784,002 (a)(b)
Total Capital Markets				19,261,523
Financial Services — 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	670,000	632,743
Mastercard Inc., Senior Notes	3.650%	6/1/49	7,960,000	5,924,723
Total Financial Services				6,557,466
Insurance — 1.1%
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	3,000	2,268
MetLife Inc., Senior Notes	4.050%	3/1/45	30,000	24,024
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	5,070,000	4,009,626 (a)
Total Insurance				4,035,918
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Blackstone Holdings Finance Co. LLC, Senior Notes	5.000%	6/15/44	$90,000	$79,206 (a)

Total Financials				90,874,022
Health Care — 7.5%
Biotechnology — 2.5%
AbbVie Inc., Senior Notes	3.200%	11/21/29	1,210,000	1,148,142
AbbVie Inc., Senior Notes	4.400%	11/6/42	4,050,000	3,479,225
AbbVie Inc., Senior Notes	4.875%	11/14/48	3,630,000	3,212,860
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	1,640,000	1,436,653
Total Biotechnology				9,276,880
Health Care Providers & Services — 4.3%
Cigna Group, Senior Notes	4.800%	8/15/38	900,000	823,437
Cigna Group, Senior Notes	3.400%	3/15/50	4,870,000	3,181,243
CVS Health Corp., Senior Notes	4.300%	3/25/28	438,000	433,216
CVS Health Corp., Senior Notes	2.125%	9/15/31	590,000	494,193
CVS Health Corp., Senior Notes	5.125%	7/20/45	2,000,000	1,716,574
Elevance Health Inc., Senior Notes	4.100%	5/15/32	2,540,000	2,394,915
Humana Inc., Senior Notes	2.150%	2/3/32	1,100,000	901,580
Humana Inc., Senior Notes	4.950%	10/1/44	1,050,000	875,544
Humana Inc., Senior Notes	4.800%	3/15/47	1,750,000	1,410,738
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	740,000	703,697
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	80,000	68,310
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	1,020,000	813,804
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	1,340,000	1,294,478
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,750,000	1,011,267
Total Health Care Providers & Services				16,122,996
Pharmaceuticals — 0.7%
Pfizer Inc., Senior Notes	2.550%	5/28/40	1,640,000	1,145,401
Pfizer Inc., Senior Notes	4.000%	3/15/49	2,170,000	1,671,312
Total Pharmaceuticals				2,816,713

Total Health Care				28,216,589
Industrials — 4.6%
Aerospace & Defense — 3.0%
Boeing Co., Senior Notes	2.800%	3/1/27	10,000	9,648
Boeing Co., Senior Notes	3.200%	3/1/29	180,000	170,356
Boeing Co., Senior Notes	3.250%	2/1/35	1,510,000	1,243,376
Boeing Co., Senior Notes	5.705%	5/1/40	570,000	550,403
Boeing Co., Senior Notes	3.750%	2/1/50	230,000	157,696
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	560,000	532,310
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	1,490,000	1,413,442
Lockheed Martin Corp., Senior Notes	4.090%	9/15/52	6,580,000	5,072,616
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	2,170,000	1,687,335
RTX Corp., Senior Notes	4.050%	5/4/47	740,000	573,226
Total Aerospace & Defense				11,410,408
Building Products — 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	260,000	239,551
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2025 Quarterly Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ground Transportation — 0.8%
Union Pacific Corp., Senior Notes	2.891%	4/6/36	$1,450,000	$1,179,998
Union Pacific Corp., Senior Notes	3.839%	3/20/60	1,890,000	1,322,133
Union Pacific Corp., Senior Notes	3.750%	2/5/70	920,000	607,451
Total Ground Transportation				3,109,582
Passenger Airlines — 0.0%††
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	25,500	25,406 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	10,000	9,964 (a)
Total Passenger Airlines				35,370
Transportation Infrastructure — 0.7%
DP World Ltd., Senior Notes	5.625%	9/25/48	2,950,000	2,700,113 (a)

Total Industrials				17,495,024
Information Technology — 3.4%
IT Services — 1.1%
Visa Inc., Senior Notes	4.300%	12/14/45	4,875,000	4,164,044
Semiconductors & Semiconductor Equipment — 1.8%
Broadcom Inc., Senior Notes	4.150%	11/15/30	189,000	184,344
Broadcom Inc., Senior Notes	3.137%	11/15/35	940,000	778,876 (a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	90,000	73,237 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	769,000	733,029 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	1,240,000	978,980
Intel Corp., Senior Notes	3.050%	8/12/51	820,000	471,904
Texas Instruments Inc., Senior Notes	3.650%	8/16/32	1,560,000	1,458,579
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	2,280,000	2,017,784
Total Semiconductors & Semiconductor Equipment				6,696,733
Software — 0.5%
Oracle Corp., Senior Notes	3.250%	5/15/30	1,910,000	1,790,075

Total Information Technology				12,650,852
Materials — 2.8%
Chemicals — 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	320,000	318,460 (a)
Metals & Mining — 1.6%
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,500,000	2,310,315
Southern Copper Corp., Senior Notes	5.250%	11/8/42	4,060,000	3,667,986
Total Metals & Mining				5,978,301
Paper & Forest Products — 1.1%
Celulosa Arauco y Constitucion SA, Senior Notes	5.500%	4/30/49	1,740,000	1,500,901 (a)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	2,670,000	2,717,901
Total Paper & Forest Products				4,218,802

Total Materials				10,515,563
Real Estate — 0.1%
Retail REITs — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	400,000	318,695 (a)

Utilities — 6.1%
Electric Utilities — 6.1%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,400,000	2,082,234 (a)
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	220,000	144,373
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	$4,750,000	$4,683,775
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	5,870,000	4,845,001
MidAmerican Energy Co., First Mortgage Bonds	3.950%	8/1/47	1,581,000	1,207,770
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	1,480,000	1,396,959
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	190,000	120,447
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.375%	2/5/50	4,700,000	3,480,960 (a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.000%	6/30/50	7,080,000	4,863,474 (a)

Total Utilities				22,824,993
Total Corporate Bonds & Notes (Cost — $316,401,396)				296,265,776
Sovereign Bonds — 6.4%
Colombia — 2.2%

Colombia Government International Bond, Senior Notes	5.000%	6/15/45	12,340,000	8,190,675
Israel — 0.6%

Israel Government International Bond, Senior Notes	4.125%	1/17/48	3,140,000	2,316,527
Kazakhstan — 0.5%

Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	2,130,000	1,880,268 (a)
Mexico — 3.1%
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	17,780,000	11,917,490

Total Sovereign Bonds (Cost — $24,675,309)				24,304,960
Asset-Backed Securities — 5.2%
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	5.484%	4/17/38	6,500,000	6,508,980 (a)(b)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. Term SOFR + 1.262%)	5.531%	4/20/31	1,323,202	1,325,406 (a)(b)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	5.789%	4/20/37	2,000,000	2,007,990 (a)(b)
Empower CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.600%)	5.882%	4/25/37	3,050,000	3,064,009 (a)(b)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	6.131%	10/20/30	2,680,000	2,685,115 (a)(b)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	6.099%	1/20/37	2,000,000	2,008,172 (a)(b)
Trinitas CLO Ltd., 2023-25A A1 (3 mo. Term SOFR + 1.850%)	6.129%	1/23/37	1,810,000	1,818,237 (a)(b)

Total Asset-Backed Securities (Cost — $19,355,107)				19,417,909
U.S. Government & Agency Obligations — 0.9%
U.S. Government Obligations — 0.9%
U.S. Treasury Bonds	4.750%	2/15/45	90,000	87,877
U.S. Treasury Bonds	3.000%	2/15/48	1,020,000	741,153 (c)
U.S. Treasury Bonds	1.375%	8/15/50	10,000	4,800
U.S. Treasury Bonds	4.000%	11/15/52	10,000	8,561
U.S. Treasury Bonds	4.625%	5/15/54	720,000	685,069 (c)
U.S. Treasury Bonds	4.500%	11/15/54	470,000	438,862
U.S. Treasury Notes	4.125%	11/15/27	1,050,000	1,055,968 (c)
U.S. Treasury Notes	4.000%	7/31/29	350,000	350,991 (c)
U.S. Treasury Notes	4.000%	2/28/30	30,000	30,069

Total U.S. Government & Agency Obligations (Cost — $3,844,575)				3,403,350
Total Investments before Short-Term Investments (Cost — $364,276,387)				343,391,995

Short-Term Investments — 3.2%
Repurchase Agreements — 2.1%
Goldman Sachs Group Inc. repurchase agreement dated 5/30/25; Proceeds at maturity — $8,002,867; (Fully collateralized by U.S. government obligations, 2.375% due 2/15/42; Market value — $8,070,030) (Cost — $8,000,000)	4.300%	6/2/25	$8,000,000	8,000,000
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2025 Quarterly Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value
Overnight Deposits — 0.9%
BNY Mellon Cash Reserve Fund (Cost — $3,165,429)	1.050%		3,165,429	$3,165,429 (d)
		Maturity Date	Face Amount
U.S. Government Agencies — 0.2%
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $797,970)	4.370%	10/6/25	$810,000	797,940 (e)

Total Short-Term Investments (Cost — $11,963,399)				11,963,369
Total Investments — 94.4% (Cost — $376,239,786)				355,355,364
Other Assets in Excess of Liabilities — 5.6%				21,263,190
Total Net Assets — 100.0%				$376,618,554

††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At May 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	1,134	9/25	$234,927,646	$235,234,125	$306,479
U.S. Treasury 5-Year Notes	1,777	9/25	191,594,301	192,249,187	654,886
U.S. Treasury Long-Term Bonds	412	9/25	46,124,490	46,465,875	341,385
U.S. Treasury Ultra 10-Year Notes	334	9/25	37,090,116	37,590,658	500,542
U.S. Treasury Ultra Long-Term Bonds	80	9/25	9,212,550	9,285,000	72,450
					1,875,742
Contracts to Sell:
U.S. Treasury 10-Year Notes	424	9/25	46,736,517	46,958,000	(221,483)
Net unrealized appreciation on open futures contracts					$1,654,259
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset SMASh Series C Fund
At May 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.44 Index	$614,439,000	6/20/30	1.000% quarterly	$12,332,097	$11,432,491	$899,606

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series C Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset SMASh Series C Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$296,265,776	—	$296,265,776
Sovereign Bonds	—	24,304,960	—	24,304,960
Asset-Backed Securities	—	19,417,909	—	19,417,909
U.S. Government & Agency Obligations	—	3,403,350	—	3,403,350
Total Long-Term Investments	—	343,391,995	—	343,391,995
Short-Term Investments†:
Repurchase Agreements	—	8,000,000	—	8,000,000
Overnight Deposits	—	3,165,429	—	3,165,429
U.S. Government Agencies	—	797,940	—	797,940
Total Short-Term Investments	—	11,963,369	—	11,963,369
Total Investments	—	$355,355,364	—	$355,355,364
Other Financial Instruments:
Futures Contracts††	$1,875,742	—	—	$1,875,742
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	$899,606	—	899,606
Total Other Financial Instruments	$1,875,742	$899,606	—	$2,775,348
Total	$1,875,742	$356,254,970	—	$358,130,712
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$221,483	—	—	$221,483

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset SMASh Series C Fund 2025 Quarterly Report